Condensed Parent Company Balance Sheet - SEK (kr) kr in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Non-Current Financial Assets
Non-current financial assets.	kr 3,942	kr 2,225	kr 1,938
Total non-current assets	494,973	469,599	23,076
Current assets
Other current assets	27,276	40,547	4,267
Cash	709,306	996,304	1,459,569
Total current assets	736,582	1,036,851	1,463,836
Restricted shareholders' equity
Share capital	1,998	1,998	1,918
Non-restricted shareholders' equity
Retained earnings	(1,205,601)	(924,686)	(613,180)
Total equity	970,702	1,256,300	1,425,116
Non-current liabilities
Other non-current liabilities	3,478	878	1,671
Total non-current liabilities	138,792	144,531	2,274
Current liabilities
Accounts payable	59,263	53,827	29,520
Other current liabilities	8,991	10,406	5,161
Total current liabilities	122,060	105,619	59,522
TOTAL EQUITY AND LIABILITIES	1,231,555	1,506,450	1,486,912
Parent Company
ASSETS
Subscribed but unpaid capital			21,879
Intangible Assets
Intangible assets	32,132	16,066	16,066
Tangible Assets
Equipment	69	80	92
Non-Current Financial Assets
Non-current financial assets.	369,493	298,683	3,723
Total non-current assets	401,693	314,829	19,881
Current assets
Other current assets	26,646	25,488	4,842
Cash	689,588	978,208	1,457,011
Total current assets	716,233	1,003,696	1,461,853
TOTAL ASSETS	1,117,926	1,318,525	1,503,613
Restricted shareholders' equity
Share capital	1,998	1,998	1,918
On-going issue of shares			47
Statutory reserve	3,092	3,092	3,092
Total Restricted shareholders' equity	5,090	5,090	5,057
Non-restricted shareholders' equity
Share premium reserve	2,116,721	2,116,721	2,051,868
Retained earnings	(877,494)	(479,379)	(485,164)
Net loss for the period	(242,229)	(407,363)	(125,188)
Total Non-restricted shareholders' equity	996,998	1,229,979	1,441,516
Total equity	1,002,088	1,235,069	1,446,573
Non-current liabilities
Provisions	5,946	4,972	603
Other non-current liabilities	105	105	105
Total non-current liabilities	6,051	5,077	708
Current liabilities
Accounts payable	50,462	42,469	29,143
Other current liabilities	13,636	5,123	3,089
Accrued expenses and deferred revenue	45,690	30,787	24,100
Total current liabilities	109,787	78,379	56,332
TOTAL EQUITY AND LIABILITIES	kr 1,117,926	kr 1,318,525	kr 1,503,613